Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of intangible assets
Opening amount	£ 717,544	£ 665,634
Additions	247,677	208,944
Disposals	(27,201)	(37,353)
Amortization charge	(138,380)	(124,434)	£ (88,009)
Reversal of impairment (note 6)		4,753
Closing amount	799,640	717,544	665,634
Cost / gross value
Reconciliation of intangible assets
Opening amount	1,073,505	936,112
Closing amount	1,217,426	1,073,505	936,112
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(355,961)	(270,478)
Closing amount	(417,786)	(355,961)	(270,478)
Goodwill
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount	290,520	241,724
Additions	243,182	205,091
Disposals	(27,201)	(37,353)
Amortization charge	(136,993)	(123,695)
Reversal of impairment (note 6)		4,753
Closing amount	369,508	290,520	241,724
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount	645,433	511,893
Closing amount	785,594	645,433	511,893
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(354,913)	(270,169)
Closing amount	(416,086)	(354,913)	(270,169)
Other intangible assets
Reconciliation of intangible assets
Opening amount	5,571	2,457
Additions	4,495	3,853
Amortization charge	(1,387)	(739)
Closing amount	8,679	5,571	2,457
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount	6,619	2,766
Closing amount	10,379	6,619	2,766
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(1,048)	(309)
Closing amount	£ (1,700)	£ (1,048)	£ (309)